UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448
—————————————————————————–

UBS Master Series, Inc.
————————————————————————————————–
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
—————————————————————————————————————
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments

UBS Money Market Fund

Schedule of Investments — May 31, 2006 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

US Government Agency Obligations—16.47%
500	Federal Home Loan Bank	06/01/06 to 06/12/06	4.700 to 4.770*	499,998
250	Federal Home Loan Bank	06/08/06	3.625	249,998
1,010	Federal Home Loan Mortgage Corp.	07/11/06 to 02/16/07	4.480 to 4.765@	995,779
375	Federal Home Loan Mortgage Corp.	10/23/06 to 03/15/07	3.750 to 4.250	372,693

Total US Government Agency Obligations (cost— $2,118,468)				2,118,468

Bank Note—2.72%
Banking-US—2.72%
350	National City Bank (cost— $350,013)	06/26/06	5.081 *	350,013

Certificates of Deposit—4.67%
Banking-Non-US—4.67%
350	Royal Bank of Scotland PLC	06/27/06	5.036 *	349,947
250	Svenska Handelsbanken	11/08/06	4.750	250,000

Total Certificates of Deposit (cost— $599,947)				599,947

Commercial Paper@—46.00%
Asset Backed-Miscellaneous—5.90%
343	Barton Capital LLC	07/06/06	4.980	341,339
124	Bryant Park Funding LLC	06/14/06	5.020	123,775
295	Windmill Funding Corp.	06/26/06	5.020	293,972

				759,086

Asset Backed-Securities—7.29%
346	Beta Finance, Inc.	06/06/06	4.980	345,761
350	Grampian Funding LLC	10/02/06	5.050	343,961
250	Scaldis Capital LLC	08/09/06	5.050	247,580

				937,302

Banking-Non-US—12.28%
250	Alliance & Leicester PLC	07/13/06	4.900	248,571
250	Bank of Ireland	04/10/07	5.160	238,784
250	Banque et Caisse d’Epargne de L’Etat	10/02/06	5.100	245,644
250	Caisse Nationale des Caisses d’Epargne et de Prevoyance	07/19/06	4.650	248,450
300	DNB NOR ASA	06/08/06	5.010	299,707
300	Dresdner US Finance, Inc.	07/10/06	5.050	298,359

				1,579,515

Banking-US—10.44%
300	Dexia Delaware LLC	06/27/06	4.950	298,928
300	Nordea N.A., Inc.	07/05/06	5.050	298,569
250	San Paolo IMI US Financial Co.	06/16/06	5.030	249,476
200	Societe Generale N.A., Inc.	07/06/06	5.050	199,018
300	UniCredito Delaware, Inc.	08/11/06	5.150	296,953

				1,342,944

Brokerage—4.28%
300	Bear Stearns Cos., Inc.	06/12/06	4.900	299,551
250	Goldman Sachs Group, Inc.	06/01/06	5.128 *	250,000

				549,551

Finance-NonCaptive Consumer—1.55%
200	American Express Credit Corp.	06/20/06	4.950	199,478

Finance-NonCaptive Diversified—1.74%
225	CIT Group, Inc.	08/07/06	4.900	222,948

Insurance—2.52%
326	Prudential PLC	07/11/06	5.030	324,178

Total Commercial Paper (cost— $5,915,002)				5,915,002

UBS Money Market Fund

Schedule of Investments — May 31, 2006 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Short-Term Corporate Obligations—10.89%
Automobile OEM—2.72%
350	American Honda Finance Corp.**	08/15/06	5.340	*	350,149

Banking-Non-US—1.95%
250	Abbey National Treasury Services PLC**	07/17/06	5.158	*	250,166

Finance-Captive Automotive—3.11%
400	Toyota Motor Credit Corp.	06/01/06	5.050	*	400,000

Finance-NonCaptive Consumer—3.11%
400	HSBC Finance Corp.	06/01/06	5.225	*	400,144

Total Short-Term Corporate Obligations (cost— $1,400,459)					1,400,459

Repurchase Agreements—18.61%
2,300	Repurchase Agreement dated 05/31/06 with Deutsche Bank Securities, Inc., collateralized by $2,345,000 Federal Home Loan Bank obligations, 4.971% due 08/21/06; (value—$2,348,440); proceeds: $2,300,321	06/01/06	5.020		2,300,000
93	Repurchase Agreement dated 05/31/06 with State Street Bank & Trust Co., collateralized by $95,400 US Treasury Notes, 2.625% to 3.125% due 11/15/06 to 01/31/07; (value—$94,985); proceeds; $93,012	06/01/06	4.500		93,000

Total Repurchase Agreements (cost—$2,393,000)					2,393,000

Number of
Shares
(000)

Money Market Fund†—1.56%
200	AIM Liquid Assets Portfolio (cost—$200,487)		4.886		200,487

Total Investments (cost—$12,977,376 which approximates cost for federal income tax purposes)(1)—100.92%					12,977,376
Liabilities in excess of other assets—(0.92)%					(117,800)

Net Assets (applicable to 9,757,980, 1,424,981 and 1,668,755 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%					12,859,576

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of May 31, 2006, and reset periodically.
**	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.67% of net assets as of May 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@	Interest rates shown are the discount rates at date of purchase.
†	Interest rate shown reflects yield at May 31, 2006.
(1)	Investments are valued at amortized cost, unless the Fund’s Board of Directors (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.
OEM	Original Equipment Manufacturer.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)

United States	81.3

United Kingdom	6.5

Norway	2.3

Germany	2.3

Sweden	1.9

France	1.9

Luxembourg	1.9

Ireland	1.9

Total	100.0

Weighted average maturity - 47 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated February 28, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	July 28, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 28, 2006